SHARE-BASED COMPENSATION - Options rollforward (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
SHARE-BASED COMPENSATION
Share options outstanding, beginning | EquityInstruments	5,649,167	5,220,667
Share options grants | EquityInstruments	1,770,000	1,618,000
Share options exercises | EquityInstruments	(876,002)	(1,105,167)
Share options expires | EquityInstruments		(16,000)
Share options forfeitures | EquityInstruments	(187,000)	(68,333)
Share options outstanding, ending | EquityInstruments	6,356,165	5,649,167
Share options exercisable, ending | EquityInstruments	3,143,169	2,575,834
Weighted Average Exercise Price per Share, share options outstanding, beginning | $ / shares	$ 1.85	$ 1.49
Weighted Average Exercise Price per Share, share options grants | $ / shares	2.07	2.59
Weighted Average Exercise Price per Share, share options exercises | $ / shares	1.5	1.24
Weighted Average Exercise Price per Share, share options expires | $ / shares		0.68
Weighted Average Exercise Price per Share, share options forfeitures | $ / shares	2.32	1.53
Weighted Average Exercise Price per Share, Share options outstanding, ending | $ / shares	1.95	1.85
Weighted Average Exercise Price per Share, Share options exercisable, ending | $ / shares	$ 1.74	$ 1.52